Mutual Fund Series Trust

November 3, 2026 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:      Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that: (i) the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst Enhanced Income Strategy Fund, Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Balanced Fund, Eventide Dividend Growth Fund, Eventide Limited-Term Bond Fund, Eventide Exponential Technologies Fund, Eventide Core Bond Fund, and Eventide Large Cap Focus Fund; and (ii) the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst Tactical Allocation Fund and Catalyst Dynamic Alpha Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 551, which was filed with the Commission on October 28, 2026; and (ii) Post-Effective Amendment No. 551 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary